Trade and Other Payables	12 Months Ended
Feb. 28, 2026
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

18. TRADE AND OTHER PAYABLES

	As of February 28
Figures in Rand thousands	2026	2025

Trade payables
Amounts due to related parties	2,405	3,686
Trade payables	273,771	212,310
Accrued expenses	209,229	156,321
	485,405	372,317

Other payables
Sundry creditors	33,068	32,804
Other taxes	62,854	55,790
Dividend payable to NCI	4,505	9,026
	100,427	97,620
	585,832	469,937

The amounts due to related parties are unsecured, interest-free and repayable on demand. Trade payables are non-interest bearing and are normally settled on 30 to 60 days term. The fair value of the financial instruments approximates their carrying amounts.